CONSOLIDATED STATEMENTS OF EQUITY - CAD ($) $ in Thousands	Capital stock	Retained earnings	Accumulated other comprehensive loss	Equity attributable to non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2014	$ 3,401	$ 836,684	$ (46,989)	$ 811	$ 793,907
Net income		585,851		52	585,903
Other comprehensive income (loss)			(29,855)		(29,855)
Issuance of capital stock	170,000				170,000
Reduction of paid-up capital	(41,000)				(41,000)
Dividends		(665,000)		(155)	(665,155)
Equity at end of period at Dec. 31, 2015	132,401	757,535	(76,844)	708	813,800
Net income		547,202		33	547,235
Other comprehensive income (loss)			(7,063)		(7,063)
Dividends		(282,000)		(232)	(282,232)
Equity at end of period at Dec. 31, 2016	132,401	1,022,737	(83,907)	509	1,071,740
Net income		914,183		52	914,235
Other comprehensive income (loss)			42,079		42,079
Dividends		(295,000)			(295,000)
Equity at end of period at Dec. 31, 2017	$ 132,401	$ 1,641,920	$ (41,828)	$ 561	$ 1,733,054